Description of Organization and Business Operations (Details) - Moringa Acquisition Corp [Member] - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2021	Feb. 19, 2021	Jun. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Trust account	$ 15,000,000
Net asset value per share (in Dollars per share)			$ 1	$ 1
Fair market value percentage				80.00%
Net tangible assets			$ 5,000,001	$ 5,000,001
Dissolution expenses			100,000	100,000
Cash			$ 18,000	39,000
Accumulated deficit				$ 951,000
Net assets held in trust account percentage			80.00%
Accumulated deficit			$ 1,154,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of units (in Shares)		10,000,000		11,500,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account		$ 100,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of units (in Shares)	1,500,000			1,500,000